Description of Business - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 22, 2024
Subsidiary, Sale of Stock [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 16, 2010
Net loss		$ (25,607,000)	$ (11,994,000)	$ (54,503,000)	$ (62,864,000)	$ (87,589,000)	$ (104,630,000)
Working Capital Deficit, Net	$ 34,800	45,300,000		45,300,000		34,800
Accumulated Deficit	(368,056,000)	(422,559,000)		(422,559,000)		(368,056,000)	(280,467,000)
Accounts Receivable, Net		1,700,000		1,700,000
Cash and Cash Equivalents	3,213,000	$ 68,640,000		$ 68,640,000		3,213,000	$ 4,913,000
Cash in hand	$ 3,200,000					$ 3,200,000
Interest Holders [Member]
Subsidiary, Sale of Stock [Line Items]
Equity Method Investment, Ownership Percentage	65.00%	65.00%		65.00%		65.00%
Blaize Artificial Intelligence Middle East, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary, Ownership Percentage, Parent	35.00%	35.00%		35.00%		35.00%
Postmerger Equity Incentive Plan and Employee Stock Purchase Plan [Member] | April Amendment [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage Of Revised Aggregate Reserve Size								20.00%
Equity Incentive Plan [Member] | April Amendment [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage Of Revised Aggregate Reserve Size								7.00%